Warrants (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 20, 2024	Mar. 20, 2024	Sep. 22, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Proceeds from warrants						$ 113,000
Warrant exercise price			$ 0.01	$ 0.01		$ 0.01		$ 0.01
Loss from issuance of warrants									$ (129,000)
Share price per shares	$ 3.08	$ 3.47
Warrant liability				$ 32,000		$ 32,000		142,000
Warrant liability			$ 200,000	$ (91,000)		$ (110,000)		$ 81,000
Murphy Canyon Acquisition Corp [Member]
Warrant exercise price			$ 11.00
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares			54,000
Warrants to purchase common stock			54,000
Warrant [Member]
Share price per shares				$ 18.00		$ 18.00		$ 18.00
Warrant [Member] | Director [Member]
Proceeds from warrants				$ 200,000
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares	907,725
Loss from issuance of warrants				$ 2,200,000
Public Warrant [Member] | IPO [Member]
Warrant exercise price			$ 11.50					$ 11.50
Warrants to purchase common stock			13,225,000					13,225,000
Warrants price per share			$ 10.00					$ 10.00
Private Placement Warrant [Member] | IPO [Member]
Warrant exercise price			$ 11.50					$ 11.50
Warrants to purchase common stock			754,000					754,000
Warrants price per share			$ 10.00					$ 10.00
March Lock Up Agreement [Member]
Class of warrant or right outstanding		260,000
Proceeds from warrants		$ 500,000
Subsequent event, description		There is no established public trading market for the March 2024 Warrants. Notwithstanding the foregoing, the March 2024 Warrants shall vest, and not be subject to forfeiture, with respect to 25% of such March 2024 Warrants commencing on the 90th day after the date of the March Lock-Up Agreement and 25% on each subsequent 90-day anniversary, in each case vesting only if the holder agrees to continue to have its shares of common stock remain locked up pursuant to the March Lock-Up Agreement on such date
March Lock Up Agreement [Member] | Warrant [Member]
Share price per shares		$ 3.18
April Lock Up Agreement [Member]
Class of warrant or right outstanding	1,447,725
Warrant exercise price	$ 0.125
Subsequent event, description	There is no established public trading market for the April 2024 Warrants. Notwithstanding the foregoing, the April 2024 Warrants shall vest, and not be subject to forfeiture, with respect to 25% of such March 2024 Warrants commencing on the 90th day after the date of the April Lock-Up Agreement and 25% on each subsequent 90-day anniversary, in each case vesting only if the holder agrees to continue to have its shares of common stock remain locked up pursuant to the April Lock-Up Agreement on such date.
April Lock Up Agreement [Member] | Warrant [Member]
Share price per shares	$ 3.12
Subscription Agreements [Member] | Murphy Canyon Acquisition Corp [Member]
Warrant exercise price			$ 11.50
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares			2,000,000
Warrants to purchase common stock			2,000,000